FIDELITY
SHORT-INTERMEDIATE
GOVERNMENT
FUND

SEMIANNUAL REPORT
MARCH 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  14  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 18  Notes to the financial
                          statements.

PROXY VOTING RESULTS  21


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

Breaking through 10,000 by the Dow Jones Industrial Average was the big news in equity markets during March, as that milestone was the last of six new highs the Dow recorded during the month. Renewed strength in the energy and cyclical sectors contributed to the rally. In fixed-income, Treasuries continued to struggle based on the persistent strength of the economy, as yields on the 30-year benchmark rose to their highest levels since August of 1998.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, life of fund total returns would have been lower.


CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY SHORT-INTERMEDIATE     0.78%          5.29%        33.05%        49.83%
GOVERNMENT

LB 1-5 Year US Government Bond  0.79%          6.38%        36.80%        n/a

Short-Intermediate US           0.34%          5.33%        32.55%        n/a
Government  Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 13, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-5 Year U.S. Government Bond Index - a market value-weighted index of government fixed-rate debt issues with maturities between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 98 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY SHORT-INTERMEDIATE     5.29%        5.88%         5.50%
GOVERNMENT

LB 1-5 Year US Government Bond  6.38%        6.47%         n/a

Short-Intermediate US           5.33%        5.78%         n/a
Government Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Short-Intermediate Govt.    LB 1-5 Year U.S. Govt
             00464                       LB069
  1991/09/30      10000.00                    10000.00
  1991/10/31      10124.47                    10116.21
  1991/11/30      10206.40                    10230.40
  1991/12/31      10363.10                    10424.16
  1992/01/31      10270.73                    10373.36
  1992/02/29      10301.41                    10400.56
  1992/03/31      10286.46                    10376.96
  1992/04/30      10374.47                    10477.88
  1992/05/31      10511.20                    10606.46
  1992/06/30      10602.19                    10742.90
  1992/07/31      10620.67                    10908.11
  1992/08/31      10766.62                    11016.23
  1992/09/30      10813.25                    11147.05
  1992/10/31      10714.24                    11038.93
  1992/11/30      10721.93                    11002.29
  1992/12/31      10851.32                    11123.90
  1993/01/31      11000.33                    11297.65
  1993/02/28      11099.58                    11429.82
  1993/03/31      11141.22                    11469.61
  1993/04/30      11190.03                    11555.70
  1993/05/31      11192.99                    11518.61
  1993/06/30      11276.42                    11640.89
  1993/07/31      11314.31                    11662.02
  1993/08/31      11364.67                    11800.04
  1993/09/30      11382.56                    11838.47
  1993/10/31      11391.68                    11867.25
  1993/11/30      11374.03                    11842.07
  1993/12/31      11424.48                    11889.05
  1994/01/31      11516.80                    11986.60
  1994/02/28      11419.40                    11867.25
  1994/03/31      11219.00                    11751.26
  1994/04/30      11165.11                    11683.38
  1994/05/31      11169.90                    11695.74
  1994/06/30      11175.51                    11713.50
  1994/07/31      11292.35                    11842.07
  1994/08/31      11315.67                    11878.93
  1994/09/30      11247.75                    11815.55
  1994/10/31      11255.23                    11830.38
  1994/11/30      11211.34                    11771.26
  1994/12/31      11267.16                    11797.11
  1995/01/31      11430.33                    11976.26
  1995/02/28      11611.08                    12179.01
  1995/03/31      11673.28                    12246.67
  1995/04/30      11797.39                    12372.55
  1995/05/31      12051.10                    12655.77
  1995/06/30      12114.07                    12729.50
  1995/07/31      12143.32                    12758.95
  1995/08/31      12210.19                    12847.06
  1995/09/30      12277.38                    12918.99
  1995/10/31      12383.41                    13042.84
  1995/11/30      12503.72                    13178.16
  1995/12/31      12603.00                    13290.78
  1996/01/31      12715.55                    13409.91
  1996/02/29      12636.33                    13319.32
  1996/03/31      12585.83                    13279.31
  1996/04/30      12564.15                    13268.52
  1996/05/31      12563.92                    13277.51
  1996/06/30      12650.02                    13392.38
  1996/07/31      12698.67                    13440.48
  1996/08/31      12733.63                    13474.42
  1996/09/30      12851.01                    13620.75
  1996/10/31      13025.35                    13807.54
  1996/11/30      13146.05                    13936.34
  1996/12/31      13114.89                    13902.18
  1997/01/31      13166.72                    13965.11
  1997/02/28      13200.86                    13991.64
  1997/03/31      13142.47                    13949.60
  1997/04/30      13254.65                    14083.80
  1997/05/31      13341.05                    14185.40
  1997/06/30      13439.43                    14294.87
  1997/07/31      13624.99                    14500.54
  1997/08/31      13622.68                    14483.91
  1997/09/30      13737.33                    14615.63
  1997/10/31      13851.70                    14752.29
  1997/11/30      13885.72                    14781.29
  1997/12/31      13981.27                    14891.21
  1998/01/31      14136.15                    15062.04
  1998/02/28      14137.61                    15059.34
  1998/03/31      14176.84                    15110.82
  1998/04/30      14226.61                    15183.42
  1998/05/31      14298.73                    15274.23
  1998/06/30      14360.91                    15361.00
  1998/07/31      14425.64                    15427.08
  1998/08/31      14596.14                    15663.77
  1998/09/30      14811.37                    15948.57
  1998/10/31      14843.22                    16011.51
  1998/11/30      14825.54                    15975.77
  1998/12/31      14885.93                    16030.61
  1999/01/31      14947.80                    16099.62
  1999/02/28      14846.38                    15963.63
  1999/03/31      14927.26                    16075.24
IMATRL PRASUN   SHR__CHT 19990331 19990409 094436 R00000000000093

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Short-Intermediate Government Fund on September 30, 1991, shortly after the fund started. As the chart shows, by March 31, 1999 the value of the investment would have grown to $14,927 - a 49.27% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-5 Year U.S. Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,075 - a 60.75% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS  ENDED MARCH 31,  YEARS ENDED SEPTEMBER 30,

                  1999                         1998                       1997   1996    1995   1994

Dividend returns  3.30%                        6.22%                      6.36%  6.46%   7.00%  5.55%

Capital returns   -2.52%                       1.60%                      0.54%  -1.79%  2.15%  -6.73%

Total returns     0.78%                        7.82%                      6.90%  4.67%   9.15%  -1.18%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED MARCH 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           5.06(cents)   31.35(cents)   60.70(cents)

Annualized dividend rate      6.42%         6.70%          6.46%

30-day annualized yield       5.20%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.28 over the past one month, $9.39 over the past six months and $9.40 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

In the midst of troublesome financial
markets overseas, a declining U.S.
stock market and nonexistent
inflationary pressures, investors
flocked to U.S. Treasury bonds in
the later stages of 1998.  Three
consecutive interest-rate cuts by the
Federal Reserve Board in the fall of
1998 provided further strength,
especially in government securities.
The financial landscape was quickly
transformed, however, during the
first quarter of 1999 amid strong
economic data, improving global
economies and comments from the
Federal Reserve Board that a
reversal of last fall's three
consecutive interest-rate cuts might
be necessary.  Bonds posted
negative returns across most sectors
as the Lehman Brothers Aggregate
Bond Index - a widely followed
measure of taxable bond
performance - posted a total
return of -0.16% for the six-month
period that ended March 31, 1999.
While Treasuries moved moderately
higher at the end of the period
following news that the Fed decided
to keep short-term interest rates
unchanged, the benchmark
30-year Treasury experienced one
of its biggest sell-offs in over 20
years as personal spending,
housing starts and Gross Domestic
Product remained stronger than
expected.  The Lehman Brothers
Treasury Index had a six-month
return of -1.76% as of March 31,
1999.  Corporate and mortgage
bond sectors outperformed
Treasuries of comparable maturities
as the Lehman Brothers Corporate
Bond Index and the Lehman
Brothers Mortgage Securities Index
returned -0.11% and 1.79%,
respectively, during the same
period.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, who became Portfolio Manager of Fidelity Short-Intermediate Government Fund on December 7, 1998

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six months that ended March 31, 1999, the fund had a total return of 0.78%. In comparison, the Lehman Brothers 1-5 Year Government Bond Index returned 0.79% during the same six-month period. Fund performance compared favorably to the short-intermediate U.S. government funds average tracked by Lipper Inc., which returned 0.34%. For the 12-month period that ended March 31, 1999, the fund posted a total return of 5.29%. The Lehman Brothers index returned 6.38%, while the short-intermediate U.S. government funds average returned 5.33% during the same period.

Q. AT THE TIME OF THE LAST REPORT, UNCERTAINTY IN GLOBAL EQUITY
MARKETS AND THE FEDERAL RESERVE BOARD'S BIAS TO EASE RATES RESULTED IN AN EXTREME FLIGHT TO TREASURIES. HOW HAS THE MARKET ENVIRONMENT
CHANGED AND HOW DID THIS IMPACT THE FUND?

A. The bond market's perception of global financial markets certainly reversed course amid stronger-than-expected economic data in the U.S. and improving overseas markets. Additionally, concerns that the Federal Reserve Board may change its course toward tightening monetary policy by increasing rates caused further concern. In response, the bond market pushed up yields, causing bond prices - which move in the opposite direction of yields - to decline. While the total return was slightly positive during the six-month period, increasing bond yields erased much of the price gains made late last year. Among the different fixed-income sectors, Treasury securities became the least favored. The shift in market sentiment was most evident when the Treasury market experienced one of its biggest sell-offs in over 20 years during the month of February. Fortunately, the fund's overweighted positions in mortgage securities and government agencies helped relative performance as each of these sectors outperformed Treasuries over the last half of the period.

Q. DID ANY OTHER MARKET FACTORS INFLUENCE THE FUND'S PERFORMANCE?

A. Toward the end of the period, the fund held approximately 65% of its investments in U.S. government agency obligations. While these holdings slightly outperformed Treasuries during the six-month period, absolute performance of government and agency bonds suffered more than other segments of the fixed-income market as a result of increasing bond yields, which produced negative price movement. Consequently, as I mentioned above, declining bond prices erased much of the fund's return, including much of the monthly income accrued during the last few months of the period.

Q. WHAT WAS YOUR RATIONALE BEHIND THE FUND'S OVERWEIGHTING IN
GOVERNMENT AGENCIES AND MORTGAGE SECURITIES?

A. In the early part of the period, when Treasuries performed exceptionally well, the fund's overweighted positions in mortgage securities and government agencies hurt performance. However, the fund remained overweighted in these sectors for a number of reasons. Most notably, I felt that these sectors were undervalued relative to U.S. Treasuries in the wake of the massive flight to quality we experienced last fall.

Q. THIS FUND TRADITIONALLY HAS EMPHASIZED NON-CALLABLE AGENCY
SECURITIES. IS THIS STILL A FOCUS FOR THE FUND?

A. Yes, it is. As in the past, we tended to steer away from callable agency bonds - those that can be redeemed by their issuers before maturity - and focused more on non-callable agency issues. While non-callable securities generally perform better than callable bonds when interest rates fall - because the issuer can save money by "calling" in bonds and issuing new securities at lower rates - they generally fare no worse than callable bonds when interest rates rise. I also improved the fund's overall liquidity at the margin by moving some of the funds assets into larger size agency issues - making it easier to trade large quantities of the fund's holdings. This change coincides with Fannie Mae's shift toward issuing new bonds in larger denominations.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. Though I don't try to predict the direction of interest rates, I do think we may be moving into a more stable interest-rate environment compared to what we experienced last fall. While the U.S. economy remains stronger than anticipated and the perception exists that overseas economies are improving, inflation remains in check with the help of relatively low and stable global commodity prices and persistent weakness in global demand. In a more stable interest-rate environment, I'll probably continue to concentrate a majority of the fund's assets in agency and mortgage securities because they can offer better total return potential relative to Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
with preservation of capital

FUND NUMBER: 464

TRADING SYMBOL: FLMGX

START DATE: September 13,
1991

SIZE: as of March 31, 1999,
more than $127 million

MANAGER: Andrew Dudley,
since December 1998;
manager, Fidelity Short-Term
Bond Fund and Fidelity
Advisor Short Fixed-Income
Fund, since 1997; joined
Fidelity in 1996

ANDREW DUDLEY ON INFLATION
AND THE BOND MARKET:

"The bond market's preoccupation
with inflation centers upon the
impact inflation has on interest
rates. If the bond market expects
higher inflation or a deterioration
in the value of money, then bond
investors expect to be paid more
interest for that decline in
purchasing or buying power.
The bond market sells off in the
wake of higher inflation forecasts
because investors fear being stuck
with fixed cash flows that will be
worth less in the future. During a
period of complex and
conflicting global financial
market forecasts, as we experienced
over the last six months, the
market can move very quickly to
adjust for these changes in inflation
expectations."

NOTE TO SHAREHOLDERS: On April 14,
1999, shareholders of Fidelity
Short-Intermediate Government
Fund approved the merger of the
fund into Fidelity Intermediate
Government Income Fund. The
merger became effective on April
29, 1999.


INVESTMENT CHANGES




COUPON DISTRIBUTION AS OF
MARCH 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Zero coupon bonds           1.4                      0.0

5 - 5.99%                   8.8                      10.2

6 - 6.99%                   24.9                     18.0

7 - 7.99%                   13.2                     18.1

8 - 8.99%                   13.1                     12.3

9 - 9.99%                   15.8                     17.6

10 - 10.99%                 8.8                      7.3

11 - 11.99%                 3.0                      3.7

12% and over                9.8                      8.9

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF MARCH 31, 1999

                                     6 MONTHS AGO

Years                          3.8   3.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF MARCH 31, 1999

                                      6 MONTHS AGO

Years                           2.4   2.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MARCH 31, 1999

Mortgage
securities 19.3%
U.S. Treasury
obligations 14.8%
U.S. government
agency obligations 64.7%
Short-term
investments 1.2%

Row: 1, Col: 1, Value: 19.3
Row: 1, Col: 2, Value: 14.8
Row: 1, Col: 3, Value: 64.7
Row: 1, Col: 4, Value: 1.2
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0

AS OF SEPTEMBER 30, 1998

Mortgage
securities 15.0%
U.S. Treasury
obligations 16.8%
U.S. government
agency obligations 64.3%
Short-term
investments 3.9%

Row: 1, Col: 1, Value: 15.0
Row: 1, Col: 2, Value: 16.8
Row: 1, Col: 3, Value: 64.3
Row: 1, Col: 4, Value: 3.9
Row: 1, Col: 5, Value: 0.0


INVESTMENTS MARCH 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 78.7%

                                     PRINCIPAL AMOUNT               VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 63.9%

Fannie Mae:

5.125% 2/13/04                       $ 410,000                      $ 402,632

8.25% 12/18/00                        7,600,000                      7,961,000

12% 11/13/00                          9,100,000                      10,028,473

Farm Credit Systems Financial         4,000,000                      4,568,120
Assistance Corp.  9.375%
7/21/03

Federal Agricultural Mortgage         350,000                        364,438
Corp. 6.92% 2/10/02

Federal Home Loan Bank 5.125%         6,000,000                      5,965,320
2/26/02

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             7,583,588                      7,975,432

Class 2-E 9.4% 5/15/02                3,039,820                      3,175,092

Class T-3, 9.625% 5/15/02             3,263,587                      3,407,838

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 A, 7.12% 4/15/06          1,535,393                      1,595,734

Series 1994 F, 8.187% 12/15/04        4,499,694                      4,761,783

Series 1995 A, 6.28% 6/15/04          3,520,000                      3,576,281

Guaranteed Trade Trust                1,875,000                      1,889,625
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank) Series 1997-A,
6.104% 7/15/03

Israel Export Trust                   1,600,000                      1,636,640
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment           1,046,150                      1,064,970
Corp. U.S. Government
guaranteed participation
certificate Series 1994 195,
6.08% 8/15/04 (callable)

Private Export Funding Corp.:

secured 5.65% 3/15/03                 1,080,000                      1,082,009

secured 5.82% 6/15/03 (a)             3,500,000                      3,492,891

8.75% 6/30/03                         3,215,000                      3,591,251

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

6.05% 8/15/00                         5,780,000                      5,826,067

6.625% 8/15/03                        7,000,000                      7,242,830

TOTAL U.S. GOVERNMENT AGENCY                                         79,608,426
OBLIGATIONS

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT               VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
14.8%

U.S. Treasury Bond:

10.75% 8/15/05                       $ 2,400,000                    $ 3,082,488

12% 8/15/13                           1,400,000                      2,038,750

U.S. Treasury Notes 7.875%            10,950,000                     11,630,980
8/15/01

U.S. Treasury Notes - coupon
STRIPS:

0% 5/31/00                            207,000                        195,518

0% 9/30/00                            300,000                        278,739

0% 10/31/00                           142,000                        131,361

0% 4/30/01                            142,000                        127,995

0% 5/31/01                            207,000                        185,756

0% 9/30/01                            300,000                        264,675

0% 4/30/02                            142,000                        121,305

0% 5/31/02                            207,000                        176,068

0% 9/30/02                            200,000                        167,104

TOTAL U.S. TREASURY                                                  18,400,739
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                            98,009,165
GOVERNMENT AGENCY OBLIGATIONS
(Cost $98,954,381)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 19.3%



FANNIE MAE - 9.3%

6% 5/1/09                             1,900,000                      1,883,969

6.5% 1/1/28 to 7/1/28                 6,479,631                      6,449,241

7% 10/1/28                            3,200,001                      3,244,001

                                                                     11,577,211

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 10.0%

8.5% 1/15/17 to 7/15/17               49,407                         52,417

9.5% 4/15/16 to 11/15/20              547,810                        588,744

10% 11/15/09 to 11/15/20              2,281,142                      2,454,506

10.5% 2/15/14 to 8/15/19              4,680,510                      5,131,962

10.75% 12/15/09                       165,327                        180,335

11% 11/15/09 to 6/15/19               1,640,824                      1,820,006

11.5% 3/15/10 to 7/15/19              1,658,750                      1,862,993

12% 3/20/14 to 2/15/16                225,149                        254,583

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT               VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

12.5% 12/15/10                       $ 26,279                       $ 29,901

13% 9/15/14                           33,855                         38,900

                                                                     12,414,347

TOTAL U.S. GOVERNMENT AGENCY                                         23,991,558
- MORTGAGE SECURITIES
(Cost $24,256,934)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.8%



U.S. GOVERNMENT AGENCY - 0.8%

Fannie Mae Planned                    1,000,000                      1,004,844
Amortization Class Series
1994-72 Class G, 6% 10/25/19
(Cost $1,005,703)


CASH EQUIVALENTS - 1.2%

                                      MATURITY AMOUNT

Investments in repurchase           $ 1,557,218                      1,557,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.04%,
dated 3/31/99 due 4/1/99
(Cost $1,557,000)

TOTAL INVESTMENT IN                                                $ 124,562,567
SECURITIES - 100%
(Cost $125,774,018)

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,492,891 or 2.7% of net assets.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $125,774,018. Net unrealized depreciation aggregated $1,211,451, of which $132,654 related to appreciated investment securities and $1,344,105 related to depreciated investment securities.

At September 30, 1998, the fund had a capital loss carryforward of approximately $10,705,000 of which $40,000, $1,404,000, $5,655,000,
$2,404,000 and $1,202,000 will expire on September 30, 2001, 2002,
2003, 2004 and 2005, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              MARCH 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 124,562,567
value (including repurchase
agreements of $1,557,000)
(cost $125,774,018) -  See
accompanying schedule

Cash                                       690

Receivable for fund shares                 966,504
sold

Interest receivable                        1,977,261

 TOTAL ASSETS                              127,507,022

LIABILITIES

Payable for fund shares         $ 93,581
redeemed

Distributions payable            89,687

Accrued management fee           45,294

Other payables and accrued       37,645
expenses

 TOTAL LIABILITIES                         266,207

NET ASSETS                                $ 127,240,815

Net Assets consist of:

Paid in capital                           $ 138,746,352

Undistributed net investment               649,456
income

Accumulated undistributed net              (10,943,542)
realized gain (loss)  on
investments

Net unrealized appreciation                (1,211,451)
(depreciation) on investments

NET ASSETS, for 13,710,397                $ 127,240,815
shares outstanding

NET ASSET VALUE, offering                  $9.28
price and redemption price
per share ($127,240,815
(divided by) 13,710,397
shares)

STATEMENT OF OPERATIONS
                           SIX MONTHS ENDED MARCH 31,
                                     1999 (UNAUDITED)

INVESTMENT INCOME                         $ 4,883,692
Interest

EXPENSES

Management fee                 $ 283,022

Transfer agent fees             135,590

Accounting fees and expenses    30,527

Non-interested trustees'        263
compensation

Custodian fees and expenses     10,132

Registration fees               15,219

Audit                           7,151

Legal                           2,856

Shareholder report expense      6,773

 Total expenses before          491,533
reductions

 Expense reductions             (668)      490,865

NET INVESTMENT INCOME                      4,392,827

REALIZED AND UNREALIZED GAIN               (238,604)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (3,165,075)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (3,403,679)

NET INCREASE (DECREASE) IN                $ 989,148
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 4,392,827                 $ 7,935,121
income

 Net realized gain (loss)         (238,604)                   649,418

 Change in net unrealized         (3,165,075)                 1,028,320
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       989,148                     9,612,859
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (4,370,703)                 (7,535,429)
from net investment income

Share transactions Net            17,418,599                  54,016,902
proceeds from sales of shares

 Reinvestment of distributions    3,676,398                   6,398,701

 Cost of shares redeemed          (23,581,348)                (49,522,626)

 NET INCREASE (DECREASE) IN       (2,486,351)                 10,892,977
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (5,867,906)                 12,970,407
IN NET ASSETS

NET ASSETS

 Beginning of period              133,108,721                 120,138,314

 End of period (including        $ 127,240,815               $ 133,108,721
undistributed net investment
income of $649,456 and
$627,332, respectively)

OTHER INFORMATION
Shares

 Sold                             1,853,028                   5,742,399

 Issued in reinvestment of        391,945                     679,888
distributions

 Redeemed                         (2,513,361)                 (5,264,176)

 Net increase (decrease)          (268,388)                   1,158,111



FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED MARCH 31, 1999  YEARS ENDED SEPTEMBER 30,

                                (UNAUDITED)                      1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 9.520                          $ 9.370                   $ 9.320    $ 9.490    $ 9.290
of period

Income from Investment           .315 C                           .591 C                    .603 C     .599       .648
Operations Net investment
income

Net realized and  unrealized     (.241)                           .119                      .022       (.167)     .174
gain  (loss)

Total from investment            .074                             .710                      .625       .432       .822
operations

Less Distributions

From net investment  income      (.314)                           (.560)                    (.575)     (.602)     (.622)

Net asset value,  end of        $ 9.280                          $ 9.520                   $ 9.370    $ 9.320    $ 9.490
period

TOTAL RETURN B                   .78%                             7.82%                     6.90%      4.67%      9.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 127,241                        $ 133,109                 $ 120,138  $ 123,044  $ 140,471
(000 omitted)

Ratio of expenses to average     .75% A                           .78%                      .81%       .79%       .82%
net assets

Ratio of net investment          6.73% A                          6.29%                     6.45%      6.54%      6.67%
income to average  net assets

Portfolio turnover rate          96% A                            253%                      126%       188%       266%



FINANCIAL HIGHLIGHTS
                                YEARS ENDED SEPTEMBER 30,

                                1994

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 9.960
of period

Income from Investment           .533
Operations Net investment
income

Net realized and  unrealized     (.648)
gain  (loss)

Total from investment            (.115)
operations

Less Distributions

From net investment  income      (.555)

Net asset value,  end of        $ 9.290
period

TOTAL RETURN B                   (1.18)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 132,466
(000 omitted)

Ratio of expenses to average     .95%
net assets

Ratio of net investment          6.80%
income to average  net assets

Portfolio turnover rate          184%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Short-Intermediate Government Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $61,475,062 and $60,933,758, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $668 under this arrangement.

6. PROPOSED REORGANIZATION.

The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Intermediate Government Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Intermediate Government Income Fund in exchange solely for the number of shares of Fidelity Intermediate Government Income Fund having the same aggregate net asset value as the outstanding shares of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Intermediate Government Income Fund of all of the liabilities of the fund. The Reorganization, which has been approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund, became effective on April 29, 1999.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on April 14, 1999. The results of votes taken among shareholders on the proposal before them are listed below. A share voted represents one dollar of the net asset value of the fund.

PROPOSAL 1

To approve an Agreement and Plan of Reorganization between Fidelity Short-Intermediate Government Fund and Fidelity Intermediate
Government Income Fund.

               # OF            % OF
               DOLLARS VOTED   SHARES VOTED
Affirmative    52,083,106.63   76.127

Against        12,498,202.99   18.267

Abstain        3,835,137.39    5.606

TOTAL          68,416,447.01   100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investment
 Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Andrew J. Dudley, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

FSG-SANN-0599  76037
1.702373.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Term Bond
Strategic Income
Target TimelineSM 1999, 2001, & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-4774
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
INVESTMENT GRADE BOND
FUND

SEMIANNUAL REPORT
MARCH 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.




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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

Breaking through 10,000 by the Dow Jones Industrial Average was the big news in equity markets during March, as that milestone was the last of six new highs the Dow recorded during the month. Renewed strength in the energy and cyclical sectors contributed to the rally. In fixed-income, Treasuries continued to struggle based on the persistent strength of the economy, as yields on the 30-year benchmark rose to their highest levels since August of 1998.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN INV. GRADE BOND        0.66%          6.76%        44.59%        61.70%

LB Aggregate Bond              -0.16%         6.49%        45.52%        54.75%

Intermediate Investment Grade  -0.45%         5.15%        39.38%        n/a
Debt  Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 275 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN INV. GRADE BOND        6.76%        7.65%         7.67%

LB Aggregate Bond              6.49%        7.79%         6.95%

Intermediate Investment Grade  5.15%        6.86%         n/a
Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan Inv. Grade Bond     LB Aggregate Bond
             00448                       LB001
  1992/10/01      10000.00                    10000.00
  1992/10/31       9812.23                     9816.93
  1992/11/30       9910.58                     9818.90
  1992/12/31      10141.51                     9975.02
  1993/01/31      10397.72                    10166.54
  1993/02/28      10729.65                    10344.45
  1993/03/31      10789.98                    10387.90
  1993/04/30      10830.04                    10460.61
  1993/05/31      10871.84                    10474.21
  1993/06/30      11226.71                    10663.80
  1993/07/31      11392.79                    10724.58
  1993/08/31      11782.44                    10912.26
  1993/09/30      11816.73                    10941.72
  1993/10/31      11913.99                    10982.21
  1993/11/30      11705.42                    10888.86
  1993/12/31      11740.02                    10947.66
  1994/01/31      11984.80                    11095.45
  1994/02/28      11571.41                    10902.39
  1994/03/31      11183.62                    10633.10
  1994/04/30      11070.36                    10548.04
  1994/05/31      11000.02                    10546.98
  1994/06/30      10994.05                    10523.78
  1994/07/31      11184.69                    10733.20
  1994/08/31      11183.61                    10746.08
  1994/09/30      11019.13                    10588.11
  1994/10/31      10995.76                    10578.59
  1994/11/30      11028.07                    10555.31
  1994/12/31      11132.78                    10628.14
  1995/01/31      11333.41                    10838.58
  1995/02/28      11549.35                    11096.54
  1995/03/31      11689.77                    11164.23
  1995/04/30      11838.95                    11320.53
  1995/05/31      12332.88                    11758.63
  1995/06/30      12424.27                    11844.47
  1995/07/31      12383.63                    11818.41
  1995/08/31      12539.11                    11961.42
  1995/09/30      12665.77                    12077.44
  1995/10/31      12831.52                    12234.45
  1995/11/30      13022.66                    12417.96
  1995/12/31      13204.49                    12591.82
  1996/01/31      13294.65                    12674.92
  1996/02/29      13063.03                    12454.38
  1996/03/31      12964.75                    12367.20
  1996/04/30      12876.88                    12297.94
  1996/05/31      12843.90                    12273.35
  1996/06/30      13004.84                    12437.81
  1996/07/31      13036.96                    12471.39
  1996/08/31      13015.72                    12450.19
  1996/09/30      13230.84                    12666.82
  1996/10/31      13515.06                    12948.03
  1996/11/30      13731.49                    13169.44
  1996/12/31      13616.13                    13046.96
  1997/01/31      13661.24                    13087.41
  1997/02/28      13686.05                    13120.13
  1997/03/31      13530.63                    12974.49
  1997/04/30      13741.70                    13169.11
  1997/05/31      13859.90                    13294.22
  1997/06/30      14016.97                    13452.42
  1997/07/31      14397.86                    13815.63
  1997/08/31      14277.92                    13698.20
  1997/09/30      14478.69                    13900.93
  1997/10/31      14669.01                    14102.50
  1997/11/30      14716.41                    14167.37
  1997/12/31      14880.02                    14310.46
  1998/01/31      15070.31                    14493.63
  1998/02/28      15082.54                    14482.04
  1998/03/31      15146.56                    14531.28
  1998/04/30      15223.90                    14606.84
  1998/05/31      15376.86                    14745.60
  1998/06/30      15483.26                    14870.69
  1998/07/31      15517.96                    14902.25
  1998/08/31      15686.01                    15144.81
  1998/09/30      16063.60                    15499.37
  1998/10/31      15948.28                    15417.60
  1998/11/30      16102.59                    15504.92
  1998/12/31      16183.56                    15551.54
  1999/01/31      16324.58                    15662.62
  1999/02/28      16058.45                    15389.16
  1999/03/31      16169.96                    15474.54
IMATRL PRASUN   SHR__CHT 19990331 19990409 095635 R00000000000081

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Investment Grade Bond Fund on October 1, 1992, when the fund started. As the chart shows, by March 31, 1999, the value of the investment would have grown to $16,170 - a 61.70% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $15,475 - a 54.75% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MARCH 31,  YEARS ENDED SEPTEMBER 30,

                  1999                        1998                       1997   1996    1995    1994

Dividend returns  2.91%                       6.56%                      6.72%  6.33%   7.65%   6.24%

Capital returns   -2.25%                       4.39%                     2.71%  -1.87%   7.29%  -12.99%

Total returns     0.66%                       10.95%                     9.43%  4.46%   14.94%  -6.75%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED MARCH 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           5.19(cents)   30.99(cents)   62.91(cents)

Annualized dividend rate      5.89%         5.91%          6.00%

30-day annualized yield       5.82%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.38 over the past one month, $10.51 over the past six months and $10.49 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 5.67%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

In the midst of troublesome financial
markets overseas, a declining U.S.
stock market and nonexistent
inflationary pressures, investors
flocked to U.S. Treasury bonds in
the later stages of 1998.  Three
consecutive interest-rate cuts by the
Federal Reserve Board in the fall of
1998 provided further strength,
especially in government securities.
The financial landscape was quickly
transformed, however, during the
first quarter of 1999 amid strong
economic data, improving global
economies and comments from the
Federal Reserve Board that a
reversal of last fall's three
consecutive interest-rate cuts might
be necessary.  Bonds posted
negative returns across most sectors
as the Lehman Brothers Aggregate
Bond Index - a widely followed
measure of taxable bond
performance - posted a total
return of -0.16% for the six-month
period that ended March 31, 1999.
While Treasuries moved moderately
higher at the end of the period
following news that the Fed decided
to keep short-term interest rates
unchanged, the benchmark
30-year Treasury experienced one
of its biggest sell-offs in over 20
years as personal spending,
housing starts and Gross Domestic
Product remained stronger than
expected.  The Lehman Brothers
Treasury Index had a six-month
return of -1.76% as of March 31,
1999.  Corporate and mortgage
bond sectors outperformed
Treasuries of comparable maturities
as the Lehman Brothers Corporate
Bond Index and the Lehman
Brothers Mortgage Securities Index
returned -0.11% and 1.79%,
respectively, during the same
period.

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Spartan Investment Grade Bond Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the six-month period that ended March 31, 1999, the fund had a total return of 0.66%. In comparison, the intermediate investment grade debt funds average tracked by Lipper Inc. returned -0.45%. The fund also outpaced the Lehman Brothers Aggregate Bond Index, which returned -0.16% during the same period. For the 12 months that ended March 31, 1999, the fund produced a 6.76% return, while the Lipper average and Lehman Brothers index returned 5.15% and 6.49%, respectively.

Q. THE FUND PERFORMED WELL AGAINST ITS PEERS. TO WHAT DO YOU ATTRIBUTE THIS SUCCESS?

A. One key to our success was that, unlike the competition, the fund did not have much exposure to Asia and to cyclicals during the downturn of the late summer. Another factor is that a number of competitors engaged in market timing strategies. Over the past six months, it became clearly evident how easy it was to get burned taking this approach. We don't market-time because we feel that it is simply impossible to predict the market's direction; there is just far too much short-term noise to grapple with. In the fall, those who bought Treasuries when yields were at their lowest, and prices at their highest, suffered during the reversal later in the period.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S SOUND PERFORMANCE RELATIVE TO ITS BENCHMARK?

A. Essentially, we've been in the right place over the past six months. The key was not panicking last fall. At the time, we were set up for a serious downturn in all but Treasuries. We knew that corporates and mortgages were expensive, so we remained conservative in our posture and were overweighted in both asset classes relative to Treasuries. The majority of the tilt was toward short-term corporates, as they tend to offer a yield advantage over Treasuries without a lot of incremental price risk. This strategy protected the fund. Those corporates we did own were defensive - cable companies and telephone utilities - which were hurt as well in the fall, but not as much as the paper companies or investment-grade Asian corporate bonds, which are components of the index. Late in the period, the corporate bond market rallied. The telecommunications sector, for instance, not only made back all of the underperformance of the early fall, but returned even more. The market had a veritable love affair with telecom and media companies, but remained bearish on cyclicals. These factors, together with the recovery in the mortgage market due to a slowdown in prepayment activity, proved beneficial for the fund.

Q. WHAT INVESTMENTS HURT PERFORMANCE?

A. As spreads widened at the beginning of the six-month period, I should have shifted to a below-normal position in corporate bonds and mortgages. That hurt performance, although staying the course did help later in the period. Within corporates, I should have owned more energy securities over the last two months of the period. The fear with the oil industry was that higher-rated companies with a lot of cash, those which we would like to own, would likely look to buy companies that we were most afraid of with the least cash on their books. This situation drove the credit quality of the higher-rated company down. So, even though the energy sector was cheap, and a good place to put some money, event risk simply rendered the securities untouchable in our eyes.

Q. WHAT'S YOUR OUTLOOK?

A. I am optimistic. Overall, it's an ideal environment for investing in bonds. From an interest-rate perspective, I don't foresee any significant moves one way or the other on the horizon. I think we're set up for an environment where the spread sectors - mortgages, corporates and the like - will outperform Treasuries over the next six months. My feeling is that the corporate market still has a lot of value in specific sectors. The mortgage market should also be a good sector to own for a while. I may look to add mortgages if we see a short-term drop in prices. I expect corporate cash flows to remain strong in the coming months. The market is conditioned to expect little or no inflation. Although the possibility of Fed tightening exists, it is difficult to see recession in our immediate future. I think the bond market is in for a reasonably stable period for the next six to 12 months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income

FUND NUMBER: 448

TRADING SYMBOL: FSIBX

START DATE: October 1, 1992

SIZE: as of March 31, 1999,
more than $1.2 billion

MANAGER: Kevin Grant, since
1997; also manager of several
Fidelity investment-grade
taxable bond funds; joined
Fidelity in 1993

KEVIN GRANT ON NAVIGATING
THROUGH SEAS OF MARKET
TURBULENCE:

"In times of uncertainty, bondholders
need to take a hard look at their
investment objectives. I suggest
bondholders take a long-term view.
It is true that over short periods of
time, corporate bonds and mortgage
securities can underperform
Treasuries. However, over the
long-term, the yield advantage of
corporates and mortgages usually
wins. It is important to remember
that yield takes a year or two to
create value. So, if you're really
concerned about safety and
high-quality instruments, you
should most likely be in a
government money market fund.
This approach, however, is not what
investing is all about - it's about
the longer term. If you have a two-
to three-year time horizon, you
probably don't want to own
Treasuries. There are so many other
more attractive options available in
the marketplace. You must,
however, be comfortable with the
fact that random things do happen
and that, over short periods of
time, your return may fall short of
expectations. But performance is
likely to recover, and then some,
just by giving yield some time to
work for you. I think you need to
look at your portfolio as a basket of
investments, not as a series of
trades."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
MARCH 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             54.0                     56.5

Aa                              2.9                      3.8

A                               11.3                     6.9

Baa                             22.2                     18.9

Ba and Below                    1.4                      2.9


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF MARCH 31, 1999

                                     6 MONTHS AGO

Years                          8.8   7.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF MARCH 31, 1999

                                      6 MONTHS AGO

Years                           4.8   4.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MARCH 31, 1999 *

Corporate bonds 37.7%
U.S. government
and agency
obligations 13.9%
U.S. government
agency mortgage
securities 35.4%
Other 4.8%
Short-term
investments 8.2%
* FOREIGN
 INVESTMENTS 6.7%

Row: 1, Col: 1, Value: 8.199999999999999
Row: 1, Col: 2, Value: 4.8
Row: 1, Col: 3, Value: 35.4
Row: 1, Col: 4, Value: 13.9
Row: 1, Col: 5, Value: 37.7

AS OF SEPTEMBER 30, 1998 **

Corporate bonds 32.7%
U.S. government
and agency
obligations 21.1%
U.S. government
agency mortgage
securities 31.8%
Other 3.4%
Short-term
investments 11.0%
** FOREIGN
 INVESTMENTS 6.7%

Row: 1, Col: 1, Value: 11.0
Row: 1, Col: 2, Value: 3.4
Row: 1, Col: 3, Value: 31.8
Row: 1, Col: 4, Value: 21.1
Row: 1, Col: 5, Value: 32.7



INVESTMENTS MARCH 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 33.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.4%

DEFENSE ELECTRONICS - 0.4%

Raytheon Co. 6.45% 8/15/02        Baa1      $ 5,000                            $ 5,083

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.8%

Monsanto Co. 5.75% 12/1/05 (c)    A2         10,000                             9,777

CONSTRUCTION & REAL ESTATE -
2.0%

REAL ESTATE INVESTMENT TRUSTS
- 2.0%

CenterPoint Properties Trust      Baa2       1,100                              1,052
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       7,000                              6,955

6.625% 2/15/05                    Baa1       8,010                              7,910

6.75% 2/15/08                     Baa1       2,270                              2,243

7.25% 2/15/18                     Baa1       8,000                              7,747

                                                                                25,907

DURABLES - 0.4%

TEXTILES & APPAREL - 0.4%

Levi Strauss & Co. 7% 11/1/06     Baa3       5,745                              5,136
(c)

ENERGY - 1.1%

ENERGY SERVICES - 0.1%

Baker Hughes, Inc. 6.875%         A2         965                                947
1/15/29 (c)

OIL & GAS - 1.0%

Oryx Energy Co.:

8.125% 10/15/05                   Baa1       4,640                              4,939

8.375% 7/15/04                    Baa1       5,000                              5,330

Petro-Canada 7% 11/15/28          A3         3,470                              3,355

                                                                                13,624

TOTAL ENERGY                                                                    14,571

FINANCE - 13.1%

BANKS - 4.7%

ABN-Amro Bank NV, Chicago         A1         1,750                              1,780
6.625% 10/31/01

BankAmerica Corp. 10% 2/1/03      Aa3        500                                568

BankBoston NA 6.375% 3/25/08      A2         10,800                             10,764

BanPonce Corp. 6.378% 4/8/99      A3         770                                770

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Bank of Montreal 6.1% 9/15/05     A1        $ 3,000                            $ 2,956

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         4,500                              4,508

5.95% 7/15/01                     A1         5,400                              5,415

Capital One Bank:

6.375% 2/15/03                    Baa3       2,400                              2,352

6.42% 11/12/99                    Baa3       4,000                              4,022

Capital One Financial Corp.       Ba1        2,900                              2,819
7.125% 8/1/08

Central Fidelity Banks, Inc.      A1         1,000                              1,073
8.15% 11/15/02

Fleet/Norstar Financial           A3         370                                399
Group, Inc.  9% 12/1/01

Kansallis-Osake-Pankki, New       A3         430                                476
York 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       2,110                              1,999

7.125% 9/17/01                    Baa3       1,485                              1,459

MBNA Corp.:

6.34% 6/2/03                      Baa2       800                                794

6.875% 11/15/02                   Baa2       3,600                              3,593

NB Capital Trust IV 8.25%         Aa2        3,980                              4,266
4/15/27

Provident Bank 6.125% 12/15/00    A3         210                                210

Providian National Bank 6.25%     Baa3       7,750                              7,741
5/7/01

Summit Bancorp 8.625% 12/10/02    BBB+       1,000                              1,084

Union Planters Corp. 6.75%        Baa2       1,200                              1,205
11/1/05

Union Planters National Bank      A3         1,000                              1,018
6.81% 8/20/01

                                                                                61,271

CREDIT & OTHER FINANCE - 7.5%

Associates Corp. of North
America:

6% 4/15/03                        Aa3        2,400                              2,412

6% 7/15/05                        Aa3        10,000                             9,884

AT&T Capital Corp. 7.5%           Baa3       7,760                              7,958
11/15/00

Bank of New York Co., Inc.        A1         3,000                              3,206
Capital I 7.97% 12/31/26

BankBoston Capital Trust II       A2         1,750                              1,745
7.75% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         1,960                              1,784

Chase Capital I 7.67% 12/1/26     Aa3        6,000                              6,099

Chrysler Financial Corp.          A1         5,000                              5,001
5.69% 11/15/01

Citigroup, Inc. 5.8% 3/15/04      Aa2        8,000                              7,959

ERP Operating LP 6.55%            A3         1,000                              1,005
11/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

First Security Capital I          A3        $ 5,420                            $ 5,680
8.41% 12/15/26

First Union Institutional         BBB+       7,450                              7,846
Capital I  8.04% 12/1/26

Fleet Capital Trust II 7.92%      A2         900                                931
12/11/26

Fleet Mortgage Group, Inc.        A2         250                                251
6.5% 9/15/99

Ford Motor Credit Co. 5.125%      A1         8,000                              7,906
10/15/01

General Electric Capital          Aaa        1,750                              1,750
Corp. 6.94% 4/13/09 (b)

GS Escrow Corp. 7.125% 8/1/05     Ba1        10,300                             10,327

Household Finance Corp. 6%        A2         8,000                              8,039
5/8/00

KeyCorp Institutional Capital     A1         500                                514
A 7.826% 12/1/26

PNC Institutional Capital         A2         2,000                              2,080
Trust 8.315% 5/15/27 (c)

Spieker Properties LP 6.9%        Baa2       1,650                              1,661
1/15/04

Sprint Capital Corp. 5.7%         Baa1       2,800                              2,773
11/15/03

                                                                                96,811

INSURANCE - 0.2%

Executive Risk Capital Trust      Baa3       2,750                              2,979
8.675% 2/1/27

SAVINGS & LOANS - 0.4%

Great Western Finance Trust       A3         4,000                              4,193
II 8.206% 2/1/27

Long Island Savings Bank FSB      Baa3       1,550                              1,556
6.2% 4/2/01

                                                                                5,749

SECURITIES INDUSTRY - 0.3%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         1,500                              1,498

yankee 6.6% 5/15/05               A3         1,750                              1,726

                                                                                3,224

TOTAL FINANCE                                                                   170,034

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Tyco International Group SA       Baa1       8,000                              8,062
yankee 6.125% 6/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.5%

WMX Technologies, Inc.:

6.25% 4/1/99                      Baa3      $ 2,200                            $ 2,200

7.1% 8/1/26                       Baa3       4,000                              4,170

                                                                                6,370

TOTAL INDUSTRIAL MACHINERY &                                                    14,432
EQUIPMENT

MEDIA & LEISURE - 5.3%

BROADCASTING - 3.0%

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       5,000                              4,820

7.25% 10/15/27                    Baa3       15,725                             15,586

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       735                                811

9% 9/1/08                         Baa3       1,710                              2,011

TCI Communications, Inc.:

8.25% 1/15/03                     A2         120                                130

8.75% 8/1/15                      A2         6,075                              7,383

9.8% 2/1/12                       A2         3,150                              4,129

Time Warner, Inc.:

6.875% 6/15/18                    Baa3       520                                516

9.125% 1/15/13                    Baa3       3,000                              3,666

                                                                                39,052

ENTERTAINMENT - 0.5%

Viacom, Inc. 7.75% 6/1/05         Baa3       5,530                              5,896

PUBLISHING - 1.8%

News America Holdings, Inc.       Baa3       6,000                              6,458
8% 10/17/16

News America, Inc. 6.625%         Baa3       1,400                              1,405
1/9/08

Time Warner Entertainment Co.
LP:

8.375% 3/15/23                    Baa2       12,170                             14,087

8.875% 10/1/12                    Baa2       750                                898

10.15% 5/1/12                     Baa2       500                                652

                                                                                23,500

RESTAURANTS - 0.0%

Darden Restaurants, Inc.          Baa1       35                                 34
6.375% 2/1/06

TOTAL MEDIA & LEISURE                                                           68,482

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONDURABLES - 1.2%

BEVERAGES - 0.7%

Seagram Co. Ltd. yankee           Baa3      $ 670                              $ 618
6.875% 9/1/23

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       6,000                              5,940

7.6% 12/15/28                     Baa3       3,000                              3,045

                                                                                9,603

FOODS - 0.2%

ConAgra, Inc. 7.125% 10/1/26      Baa1       2,040                              2,089

TOBACCO - 0.3%

Philip Morris Companies, Inc.     A2         4,000                              4,107
6.95% 6/1/06

TOTAL NONDURABLES                                                               15,799

RETAIL & WHOLESALE - 2.0%

DRUG STORES - 0.6%

Rite Aid Corp. 6% 12/15/05 (c)    Baa1       8,000                              7,647

GENERAL MERCHANDISE STORES -
0.6%

Dayton Hudson Corp. 6.4%          A3         1,000                              1,016
2/15/03

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa2       2,000                              2,025

8.5% 6/15/03                      Baa2       4,000                              4,352

                                                                                7,393

GROCERY STORES - 0.4%

American Stores Co. 7.5%          A3         2,000                              2,155
5/1/37

Kroger Co. 6% 7/1/00              Baa3       3,470                              3,475

                                                                                5,630

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

USA Networks, Inc./USANI LLC      Ba1        4,500                              4,457
6.75% 11/15/05 (c)

TOTAL RETAIL & WHOLESALE                                                        25,127

TECHNOLOGY - 1.0%

COMPUTERS & OFFICE EQUIPMENT
- 1.0%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       6,000                              6,050

6.45% 11/13/00                    Baa1       7,000                              7,073

                                                                                13,123

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.5%

Delta Air Lines, Inc.             Baa1      $ 2,346                            $ 2,506
equipment trust certificate
8.54% 1/2/07

United Air Lines, Inc.:

9% 12/15/03                       Baa3       2,000                              2,186

10.25% 7/15/21                    Baa3       1,000                              1,222

                                                                                5,914

RAILROADS - 0.7%

Burlington Northern Santa Fe
Corp.:

6.53% 7/15/37                     Baa2       5,000                              5,068

6.875% 12/1/27                    Baa2       2,000                              1,988

Norfolk Southern Corp. 7.05%      Baa1       2,510                              2,603
5/1/37

                                                                                9,659

TOTAL TRANSPORTATION                                                            15,573

UTILITIES - 3.7%

CELLULAR - 0.5%

Cable & Wireless                  Baa1       6,330                              6,376
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 1.9%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2       3,200                              3,182

7.05% 12/11/07 (c)                Baa2       6,000                              6,218

DR Investments UK PLC yankee      A2         2,000                              2,047
7.1% 5/15/02 (c)

Hydro-Quebec yankee 8% 2/1/13     A2         250                                286

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (c)                A3         5,195                              4,883

yankee 7.25% 12/15/06 (c)         A3         1,000                              987

Philadelphia Electric Co. 1st     Baa1       1,000                              1,044
& ref. mtg. 7.75% 5/1/23

Texas Utilities Co. 6.375%        Baa3       5,265                              5,234
1/1/08

                                                                                23,881

GAS - 0.6%

Cms Panhandle Holding Co.:

6.125% 3/15/04 (c)                Baa3       2,350                              2,346

7% 7/15/29                        Baa3       1,800                              1,770

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Mitchell Energy & Development     Baa3      $ 2,520                            $ 2,533
Corp. 8% 7/15/99

Panhandle Eastern Corp.           A3         1,000                              1,020
8.625% 12/1/99

                                                                                7,669

TELEPHONE SERVICES - 0.7%

AT&T Corp. 6.5% 3/15/29           A1         3,500                              3,439

GTE Corp. 7.83% 5/1/23            Baa1       1,000                              1,057

MCI WorldCom, Inc. 6.4%           Baa2       5,000                              5,058
8/15/05

                                                                                9,554

TOTAL UTILITIES                                                                 47,480

TOTAL NONCONVERTIBLE BONDS                                                      430,524
(Cost $429,281)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 13.9%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.4%

Fannie Mae 5.75% 6/15/05          Aaa        1,800                              1,806

Federal Home Loan Bank:

7.31% 6/16/04                     Aaa        5,000                              5,367

7.36% 7/1/04                      Aaa        7,900                              8,497

7.87% 10/20/04                    Aaa        1,700                              1,864

Financing Corp. Coupon Strip      Aaa        5,606                              4,217
0% 3/26/04

Freddie Mac:

5.035% 4/28/03                    Aaa        4,490                              4,489

8.115% 1/31/05                    Aaa        4,350                              4,839

Guaranteed Export Trust           Aaa        4                                  5
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 C, 6.61% 9/15/99

TOTAL U.S. GOVERNMENT AGENCY                                                    31,084
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
11.5%

U.S. Treasury Bond:

6.125% 11/15/27                   Aaa        13,860                             14,384

6.875% 8/15/25                    Aaa        6,110                              6,904

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bond: - continued

7.625% 2/15/25                    Aaa       $ 2,700                            $ 3,316

8.75% 5/15/17                     Aaa        12,720                             16,729

8.875% 8/15/17                    Aaa        5,260                              7,001

9.875% 11/15/15                   Aaa        3,700                              5,263

U.S. Treasury Notes:

6.5% 5/31/02                      Aaa        29,300                             30,431

7% 7/15/06                        Aaa        58,990                             64,539

TOTAL U.S. TREASURY                                                             148,567
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       179,651
GOVERNMENT AGENCY OBLIGATIONS
(Cost $182,633)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 35.4%



FANNIE MAE - 33.7%

5.5% 1/1/09 to 4/1/11             Aaa        13,341                             13,033

6% 4/1/13 to 2/1/29               Aaa        80,710                             79,323

6.5% 12/1/25 to 3/1/29            Aaa        287,805                            286,461

7% 3/1/23 to 1/1/29               Aaa        46,435                             47,080

8% 7/1/26                         Aaa        501                                521

8.5% 11/1/26 to 12/1/26           Aaa        7,606                              7,986

9.5% 4/1/17 to 12/1/18            Aaa        965                                1,034

TOTAL FANNIE MAE                                                                435,438

FREDDIE MAC - 0.4%

7% 6/1/01 to 7/1/01               Aaa        323                                325

8.5% 5/1/25 to 8/1/27             Aaa        4,838                              5,083

TOTAL FREDDIE MAC                                                               5,408

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.3%

6% 10/15/08 to 5/15/09            Aaa        3,096                              3,097

7% 10/15/27                       Aaa        280                                285

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

7.5% 12/15/05 to 10/15/27         Aaa       $ 12,783                           $ 13,188

9.5% 7/15/16 to 3/15/22           Aaa        481                                517

TOTAL GOVERNMENT NATIONAL                                                       17,087
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    457,933
- MORTGAGE SECURITIES
(Cost $458,326)

ASSET-BACKED SECURITIES - 4.4%



Arcadia Automobile                Aaa        14,000                             14,092
Receivables Trust 6.5%
6/17/02

Capita Equipment Receivables      Baa2       1,760                              1,741
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        1,189                              1,194
Trust 5.91% 12/15/04

Contimortgage Home Equity         Aaa        4,623                              4,626
Loan Trust 6.26% 7/15/12

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       1,790                              1,782

6.4% 5/15/02                      A1         1,730                              1,741

6.4% 12/15/02                     Baa3       1,020                              1,017

Ford Credit Grantor Trust         Aaa        111                                111
5.9% 11/2/00

Green Tree Financial Corp.        Aaa        208                                208
6.1% 4/15/27

JCP Master Credit Card Trust      Aaa        13,400                             13,170
5.5% 6/15/07

Key Auto Finance Trust:

6.3% 10/15/03                     A2         1,531                              1,532

6.65% 10/15/03                    Baa3       449                                453

MBNA Master Credit Card Trust     Aaa        5,000                              5,181
II 6.55% 1/15/07

Peco Energy Transition Trust      Aaa        4,200                              4,182
6.05% 3/1/09

PNC Student Loan Trust I          Aaa        5,700                              5,737
6.314% 1/25/01

Premier Auto Trust 6% 5/6/00      Aaa        16                                 16

TOTAL ASSET-BACKED SECURITIES                                                   56,783
(Cost $56,587)

COMMERCIAL MORTGAGE
SECURITIES - 1.6%



CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       2,200                              2,046
1/17/35

Series 1998 FLI Class E,          Baa2       5,260                              5,132
5.8134% 1/10/13 (c)(d)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Equitable Life Assurance
Society of the United States
(The):

Series 174 Class B1, 7.33%        Aa2       $ 1,000                            $ 1,046
5/15/06 (c)

Series 174 Class C1, 7.52%        A2         1,000                              1,048
5/15/06 (c)

GS Mortgage Securities Corp.      Baa3       2,000                              1,794
II Series 1998-GLII Class E,
6.9697% 4/13/31 (c)(d)

Morgan Stanley Capital I,
Inc. Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       3,125                              2,899

Class E, 7.35% 12/15/12           Baa3       1,074                              906

Structured Asset Securities       AAA        851                                846
Corp. sequential pay Series
1996 Class A-2A, 7.75%
2/25/28

Thirteen Affiliates of            Aaa        3,000                              3,032
General Growth Properties,
Inc. sequential pay Series A
2, 6.602% 12/15/10 (c)

Wells Fargo Capital Markets       Aaa        1,943                              1,968
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                                                       20,717
SECURITIES
(Cost $21,281)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 2.6%



Korean Republic:

8.75% 4/15/03 (e)                 Baa3       2,900                              3,035

8.875% 4/15/08 (e)                Baa3       6,350                              6,805

New Brunswick Province yankee     A1         500                                568
7.625% 2/15/13 (e)

Ontario Province 7%, 8/4/05       Aa3        2,000                              2,109
(e)

Quebec Province:

yankee:

7.125% 2/9/24 (e)                 A2         480                                501

7.5% 7/15/23 (e)                  A2         15,480                             16,870

7% 1/30/07 (e)                    A2         4,000                              4,194

Saskatchewan Province yankee      A2         300                                367
8.5% 7/15/22 (e)

TOTAL FOREIGN GOVERNMENT AND                                                    34,449
GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,456)

SUPRANATIONAL OBLIGATIONS -
0.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Inter American Development        Aaa       $ 5,000                            $ 4,970
Bank yankee 6.29% 7/16/27
(Cost $4,969)

CERTIFICATES OF DEPOSIT - 0.2%



Canadian Imperial Bank of         Aa3        2,500                              2,527
Commerce, New York yankee
6.2% 8/1/00 (Cost $2,504)


CASH EQUIVALENTS - 8.2%

                                              MATURITY AMOUNT (000S)

Investments in repurchase                   $ 106,678                            106,663
agreements (U.S. Government
obligations), in a joint
trading account at 5.04%,
dated 3/31/99 due 4/1/99
(Cost $106,663)

TOTAL INVESTMENT IN                                                            $ 1,294,217
SECURITIES - 100%
(Cost $1,296,700)

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $63,727,000 or 4.9% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   68.1%  AAA, AA, A   67.2%

Baa          21.5%  BBB          21.7%

Ba           1.4%   BB           1.3%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,296,731,000. Net unrealized depreciation aggregated $2,514,000, of which $8,989,000 related to appreciated investment securities and $11,503,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                    MARCH 31,
                                     1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 1,294,217
value (including repurchase
agreements of $106,663)
(cost $1,296,700) -  See
accompanying schedule

Receivable for investments                 1,531
sold

Receivable for fund shares                 2,868
sold

Interest receivable                        13,969

 TOTAL ASSETS                              1,312,585

LIABILITIES

Payable for investments         $ 13,734
purchased

Payable for fund shares          2,326
redeemed

Distributions payable            866

Accrued management fee           535

Other payables and accrued       1
expenses

 TOTAL LIABILITIES                         17,462

NET ASSETS                                $ 1,295,123

Net Assets consist of:

Paid in capital                           $ 1,297,250

Undistributed net investment               165
income

Accumulated undistributed net              191
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                (2,483)
(depreciation) on investments

NET ASSETS, for 124,806                   $ 1,295,123
shares outstanding

NET ASSET VALUE, offering                  $10.38
price and redemption price
per share ($1,295,123
(divided by) 124,806 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS             SIX
                                 MONTHS ENDED
                                 MARCH 31, 1999
                                 (UNAUDITED)

INVESTMENT INCOME                      $ 39,992
Interest

EXPENSES

Management fee                $ 3,756

Non-interested trustees'       2
compensation

 Total expenses before         3,758
reductions

 Expense reductions            (992)    2,766

NET INVESTMENT INCOME                   37,226

REALIZED AND UNREALIZED GAIN            9,032
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                (38,747)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                         (29,715)

NET INCREASE (DECREASE) IN             $ 7,511
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 37,226                    $ 50,090
income

 Net realized gain (loss)         9,032                       11,120

 Change in net unrealized         (38,747)                    28,204
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       7,511                       89,414
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (37,047)                    (50,184)
From net investment income

 From net realized gain           (9,544)                     -

 TOTAL DISTRIBUTIONS              (46,591)                    (50,184)

Share transactions Net            464,086                     918,877
proceeds from sales of shares

 Reinvestment of distributions    40,204                      43,355

 Cost of shares redeemed          (390,378)                   (331,925)

 NET INCREASE (DECREASE) IN       113,912                     630,307
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       74,832                      669,537
IN NET ASSETS

NET ASSETS

 Beginning of period              1,220,291                   550,754

 End of period (including        $ 1,295,123                 $ 1,220,291
undistributed net investment
income and distribution in
excess of net investment
income of $165 and $14,
respectively)

OTHER INFORMATION
Shares

 Sold                             44,128                      87,981

 Issued in reinvestment of        3,822                       4,148
distributions

 Redeemed                         (37,173)                    (31,812)

 Net increase (decrease)          10,777                      60,317



FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED MARCH 31, 1999  YEARS ENDED SEPTEMBER 30,

                                (UNAUDITED)                      1998                       1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.700                         $ 10.250                   $ 9.980   $ 10.170  $ 9.510
period

Income from Investment           .311 D                           .634 D                     .640 D    .655      .693
Operations Net investment
income

Net realized  and unrealized     (.241)                           .453                       .273      (.211)    .673
gain (loss)

Total from investment            .070                             1.087                      .913      .444      1.366
operations

Less Distributions

From net investment income       (.310)                           (.637)                     (.643)    (.634)    (.686)

From net realized gain           (.080)                           -                          -         -         -

In excess of net  realized       -                                -                          -         -         (.020)
gain

Total distributions              (.390)                           (.637)                     (.643)    (.634)    (.706)

Net asset value,  end of        $ 10.380                         $ 10.700                   $ 10.250  $ 9.980   $ 10.170
period

TOTAL RETURN B, C                .66%                             10.95%                     9.43%     4.46%     14.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 1,295                          $ 1,220                    $ 551     $ 344     $ 148
millions)

Ratio of expenses to average     .44% A, E                        .38% E                     .48% E    .65%      .65%
net assets

Ratio of net investment          5.94% A                          6.11%                      6.36%     6.35%     6.92%
income to average  net assets

Portfolio turnover rate          205% A                           222%                       194%      169%      147%



FINANCIAL HIGHLIGHTS
                                YEARS ENDED SEPTEMBER 30,

                                1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.940
period

Income from Investment           .668
Operations Net investment
income

Net realized  and unrealized     (1.384)
gain (loss)

Total from investment            (.716)
operations

Less Distributions

From net investment income       (.704)

From net realized gain           -

In excess of net  realized       (.010)
gain

Total distributions              (.714)

Net asset value,  end of        $ 9.510
period

TOTAL RETURN B, C                (6.75)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 106
millions)

Ratio of expenses to average     .65%
net assets

Ratio of net investment          6.90%
income to average  net assets

Portfolio turnover rate          44%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales, futures and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,221,853,000 and $1,158,065,000, respectively, of which U.S. government and government agency obligations aggregated
$839,602,000 and $841,908,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of 0.60% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.50% of average net assets. Effective January 1, 1999, the expense limitation was changed from 0.38% to 0.50% of average net assets. For the period, the reimbursement reduced expenses by $989,000.

In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $3,000 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments
 Money Management, Inc.,
Merrimack, New Hampshire

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

SIG-SANN-0599  76068
1.702310.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Term Bond
Strategic Income
Target TimelineSM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
SHORT-TERM BOND
FUND

SEMIANNUAL REPORT
MARCH 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.




Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

Breaking through 10,000 by the Dow Jones Industrial Average was the big news in equity markets during March, as that milestone was the last of six new highs the Dow recorded during the month. Renewed strength in the energy and cyclical sectors contributed to the rally. In fixed-income, Treasuries continued to struggle based on the persistent strength of the economy, as yields on the 30-year benchmark rose to their highest levels since August of 1998.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN SHORT-TERM BOND       1.78%          5.91%        28.79%        38.09%

LB 1-3 Year Govt/Corp         1.52%          6.19%        35.46%        n/a

Short Investment Grade Debt   1.34%          5.13%        31.92%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment grade corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN SHORT-TERM BOND       5.91%        5.19%         5.09%

LB 1-3 Year Govt/Corp         6.19%        6.26%         n/a

Short Investment Grade Debt   5.13%        5.69%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan Short-Term Bond     LB 1-3 Year Govt/Corp
             00449                       LB013
  1992/10/31      10000.00                    10000.00
  1992/11/30      10007.37                     9985.91
  1992/12/31      10100.06                    10080.21
  1993/01/31      10245.37                    10187.78
  1993/02/28      10362.03                    10270.90
  1993/03/31      10428.83                    10304.27
  1993/04/30      10491.81                    10368.93
  1993/05/31      10517.30                    10345.31
  1993/06/30      10633.77                    10423.65
  1993/07/31      10696.60                    10447.49
  1993/08/31      10801.74                    10534.96
  1993/09/30      10840.89                    10568.95
  1993/10/31      10900.33                    10593.61
  1993/11/30      10925.24                    10596.72
  1993/12/31      11009.87                    10639.63
  1994/01/31      11082.02                    10707.40
  1994/02/28      11001.58                    10642.53
  1994/03/31      10793.58                    10587.81
  1994/04/30      10672.90                    10547.60
  1994/05/31      10776.08                    10561.90
  1994/06/30      10637.30                    10589.67
  1994/07/31      10716.07                    10686.05
  1994/08/31      10772.43                    10722.12
  1994/09/30      10806.21                    10698.28
  1994/10/31      10793.34                    10722.74
  1994/11/30      10802.42                    10677.76
  1994/12/31      10500.90                    10698.07
  1995/01/31      10584.46                    10845.03
  1995/02/28      10686.93                    10995.09
  1995/03/31      10746.59                    11057.48
  1995/04/30      10852.82                    11157.58
  1995/05/31      11033.96                    11350.76
  1995/06/30      11103.44                    11412.52
  1995/07/31      11148.58                    11458.12
  1995/08/31      11219.00                    11527.56
  1995/09/30      11275.92                    11584.55
  1995/10/31      11374.74                    11680.73
  1995/11/30      11469.71                    11781.25
  1995/12/31      11545.13                    11870.58
  1996/01/31      11645.60                    11972.14
  1996/02/29      11604.18                    11926.54
  1996/03/31      11580.33                    11917.84
  1996/04/30      11593.17                    11929.86
  1996/05/31      11620.33                    11957.43
  1996/06/30      11710.28                    12044.89
  1996/07/31      11749.76                    12091.74
  1996/08/31      11789.36                    12136.30
  1996/09/30      11892.38                    12247.39
  1996/10/31      12024.38                    12385.64
  1996/11/30      12114.43                    12478.50
  1996/12/31      12126.29                    12480.57
  1997/01/31      12176.93                    12540.88
  1997/02/28      12207.78                    12571.97
  1997/03/31      12207.08                    12562.23
  1997/04/30      12299.58                    12665.24
  1997/05/31      12380.91                    12753.75
  1997/06/30      12475.64                    12842.46
  1997/07/31      12614.79                    12985.06
  1997/08/31      12629.16                    12997.28
  1997/09/30      12724.82                    13097.39
  1997/10/31      12809.73                    13191.70
  1997/11/30      12835.18                    13224.86
  1997/12/31      12919.79                    13312.12
  1998/01/31      13047.83                    13440.63
  1998/02/28      13069.40                    13454.10
  1998/03/31      13125.91                    13506.54
  1998/04/30      13181.18                    13573.49
  1998/05/31      13265.46                    13647.27
  1998/06/30      13333.78                    13717.74
  1998/07/31      13389.09                    13781.58
  1998/08/31      13501.85                    13940.14
  1998/09/30      13657.74                    14127.72
  1998/10/31      13680.83                    14188.86
  1998/11/30      13701.79                    14186.17
  1998/12/31      13769.99                    14241.09
  1999/01/31      13835.64                    14302.03
  1999/02/28      13803.63                    14241.71
  1999/03/31      13901.27                    14342.59
IMATRL PRASUN   SHR__CHT 19990331 19990409 095850 R00000000000080

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Short-Term Bond Fund on October 31, 1992, shortly after the fund started. As the chart shows, by March 31, 1999, the value of the investment would have grown to $13,901 - a 39.01% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,343 - a 43.43% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MARCH 31,  YEARS ENDED SEPTEMBER 30,

                  1999                        1998                       1997   1996    1995    1994

Dividend returns  2.88%                       6.56%                      6.67%  6.67%   6.49%   6.20%

Capital returns   -1.10%                      0.77%                      0.33%  -1.20%  -2.14%  -6.52%

Total returns     1.78%                       7.33%                      7.00%  5.47%   4.35%   -0.32%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED MARCH 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.37(cents)   26.03(cents)   54.08(cents)

Annualized dividend rate      5.70%         5.77%          5.98%

30-day annualized yield       5.41%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.02 over the past one month, $9.05 over the past six months and $9.05 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

In the midst of troublesome financial
markets overseas, a declining U.S.
stock market and nonexistent
inflationary pressures, investors
flocked to U.S. Treasury bonds in
the later stages of 1998. Three
consecutive interest-rate cuts by the
Federal Reserve Board in the fall of
1998 provided further strength,
especially in government securities.
The financial landscape was quickly
transformed, however, during the
first quarter of 1999 amid strong
economic data, improving global
economies and comments from the
Federal Reserve Board that a
reversal of last fall's three
consecutive interest-rate cuts might
be necessary. Bonds posted
negative returns across most sectors
as the Lehman Brothers Aggregate
Bond Index - a widely followed
measure of taxable bond
performance - posted a total
return of -0.16% for the six-month
period that ended March 31, 1999.
While Treasuries moved moderately
higher at the end of the period
following news that the Fed decided
to keep short-term interest rates
unchanged, the benchmark
30-year Treasury experienced one
of its biggest sell-offs in over 20
years as personal spending,
housing starts and Gross Domestic
Product remained stronger than
expected. The Lehman Brothers
Treasury Index had a six-month
return of -1.76% as of March 31,
1999. Corporate and mortgage
bond sectors outperformed
Treasuries of comparable maturities
as the Lehman Brothers Corporate
Bond Index and the Lehman
Brothers Mortgage Securities Index
returned -0.11% and 1.79%,
respectively, during the same
period.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Spartan
Short-Term Bond Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six months that ended March 31, 1999, the fund had a total return of 1.78%. In comparison, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 1.52% during the same period. Fund performance also compared favorably to the short investment grade debt funds average, which returned 1.34%, according to Lipper Inc. For the 12-month period that ended March 31, 1999, the fund posted a total return of 5.91%. The Lehman Brothers index returned 6.19%, while the short investment grade debt funds average returned 5.13% during the same period.

Q. THE LAST TIME WE SPOKE, UNCERTAINTY IN GLOBAL EQUITY MARKETS AND THE FEDERAL RESERVE BOARD'S BIAS TO EASE RATES RESULTED IN AN EXTREME FLIGHT TO TREASURIES. HOW HAS THE MARKET ENVIRONMENT CHANGED AND HOW DID THIS IMPACT THE FUND?

A. The bond market's perception of global financial markets reversed course amid stronger-than-expected economic data in the U.S. and improving overseas markets. Additionally, concerns that the Fed may change its policy course toward tightening money supply by increasing rates caused further concern. In response, the bond market pushed up yields, causing bond prices - which move in the opposite direction of yields - to decline. While returns were positive during the period, increasing bond yields erased much of the gains made late last year. Among the different fixed-income sectors, Treasuries became the least favored. The Treasury market experienced one of its biggest sell-offs in over 20 years during the month of February. Nevertheless, the fund's overweighted positions in corporate bonds, as well as asset-backed and mortgage securities, compared to the benchmark index helped relative performance during the six-month period.

Q. DID ANY OTHER MARKET FACTORS INFLUENCE PERFORMANCE?

A. Another key factor was the strong rebound in stocks and the stronger-than-expected earnings reports from the corporate market. This environment boosted interest in new corporate issues as investors gobbled up a relatively large supply of new bonds. More recently, the increase in yield levels served to reduce the pace of new issuance, particularly with bonds of shorter maturities - because bonds are more expensive to finance at higher interest rates. This has led to further support of a positive supply and demand environment.

Q. HOW WERE THE FUND'S ASSETS ALLOCATED, AND CAN YOU TELL US A BIT MORE ABOUT THE PERFORMANCE OF THESE SECTORS?

A. Corporate bonds and asset-backed securities - which are bonds backed by a pool of loans such as credit cards, for example - accounted for approximately 62% of the fund's investments at the end of the period. Within these holdings, corporate bonds accounted for roughly 44% of the fund's investments and posted the largest comeback in over 10 years from their lows of early October 1998. In the first quarter of 1999, absolute returns were hampered across most bond sectors by rising interest rates. In addition, relative performance was helped by the overweighted positions in asset-backed securities, which outperformed Treasuries. As the market reversed course from the massive flight to quality we saw early in the period, mortgage securities, which represented approximately 17% of the fund's investments, also outperformed Treasuries during the period.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. While I don't predict the direction of interest rates, I do think we may be moving into a more stable interest-rate environment compared to what we experienced last fall. Though the U.S. economy was stronger than anticipated and the perception exists that overseas economies are improving and stable, inflation remains in check with the help of relatively low global commodity prices and persistent weakness in global demand. In a more stable interest-rate environment, I'll continue to concentrate a majority of the fund's assets in corporate and mortgage securities because they can offer better total return potential relative to government bonds.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
with preservation of capital

FUND NUMBER: 449

TRADING SYMBOL: FTBDX

START DATE: October 1, 1992

SIZE: as of March 31, 1999,
more than $311 million

MANAGER: Andrew Dudley,
since 1997; manager,
Fidelity Advisor Short-Fixed
Income Fund and Spartan
Short-Term Bond Fund, since
1997; joined Fidelity in 1996

ANDREW DUDLEY ON INFLATION
AND THE BOND MARKET:

"The bond market's preoccupation
with inflation centers upon the
impact inflation has on interest
rates. If the bond market expects
higher inflation, or a deterioration
in the value of money, then bond
investors expect to be paid more
interest for that decline in
purchasing or buying power. The
bond market sells off in the wake
of higher inflation forecasts
because investors fear being stuck
with fixed cash flows that will be
worth less in the future. During a
period of complex and conflicting
global financial market forecasts,
much like we experienced over
the last six months, the market
can move very quickly to adjust for
these changes in inflation
expectations."

NOTE TO SHAREHOLDERS: On
December 17, 1998, the Board of
Trustees of Spartan Short-Term
Bond Fund voted to present a
proposal to shareholders to merge
the fund into Fidelity Short-Term
Bond Fund. A shareholder meeting
is scheduled for June 16, 1999. On
or about April 19, 1999,
shareholders will be sent proxy
materials asking them to vote on this
and any other proposals.


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
MARCH 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             36.7                     41.4

Aa                              6.7                      7.8

A                               18.3                     14.3

Baa                             31.8                     27.3

Ba and Below                    1.3                      3.8

Not Rated                       0.9                      0.9


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.

AVERAGE YEARS TO MATURITY AS
OF MARCH 31, 1999

                                     6 MONTHS AGO

Years                          2.6   2.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF MARCH 31, 1999

                                      6 MONTHS AGO

Years                           1.9   1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MARCH 31, 1999 *

Corporate bonds 62.1%
U.S. government
and agency
obligations 20.9%
CMOs and other
mortgage-related
securities 9.7%
Other 3.0%
Short-term
investments 4.3%
 * FOREIGN
 INVESTMENTS 5.4%

Row: 1, Col: 1, Value: 4.3
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 9.699999999999999
Row: 1, Col: 4, Value: 20.9
Row: 1, Col: 5, Value: 62.1

AS OF SEPTEMBER 30, 1998 **

Corporate bonds 59.3%
U.S. government
and agency
obligations 24.2%
CMOs and other
mortgage-related
securities 8.7%
Other 3.3%
Short-term
investments 4.5%
** FOREIGN
 INVESTMENTS 6.7%

Row: 1, Col: 1, Value: 4.5
Row: 1, Col: 2, Value: 3.3
Row: 1, Col: 3, Value: 8.699999999999999
Row: 1, Col: 4, Value: 24.2
Row: 1, Col: 5, Value: 59.3



INVESTMENTS MARCH 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 43.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.5%

Monsanto Co. 5.375% 12/1/01       A2        $ 1,560                            $ 1,550
(b)

CONSTRUCTION & REAL ESTATE -
3.0%

REAL ESTATE INVESTMENT TRUSTS
- 3.0%

Camden Property Trust 6.625%      Baa2       2,825                              2,813
2/15/01

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       430                                411

7.125% 3/15/04                    Baa2       1,200                              1,194

Equity Office Properties Trust:

6.375% 1/15/02                    Baa1       1,550                              1,547

6.375% 2/15/03                    Baa1       1,250                              1,241

6.376% 2/15/02                    Baa1       900                                898

Weeks Realty LP 6.875% 3/15/05    Baa2       1,100                              1,092

                                                                                9,196

ENERGY - 2.2%

ENERGY SERVICES - 0.7%

Baker Hughes, Inc. 5.8%           A2         2,000                              1,985
2/15/03 (b)

OIL & GAS - 1.5%

Occidental Petroleum Corp.        Baa3       580                                581
6.09% 11/29/99

Oryx Energy Co.:

8% 10/15/03                       Baa1       310                                324

8.125% 10/15/05                   Baa1       3,070                              3,268

8.375% 7/15/04                    Baa1       530                                565

                                                                                4,738

TOTAL ENERGY                                                                    6,723

FINANCE - 16.6%

BANKS - 7.5%

Banc One Corp. 6.7% 3/24/00       Aa3        1,250                              1,264

Banco Latinoamericano             Baa2       550                                548
Exportaciones SA euro 6.9%
12/4/99 (b)

Bank One Corp. 7.25% 8/1/02       A1         1,000                              1,043

BankBoston Corp. 6.125%           A2         1,800                              1,811
3/15/02

BanPonce Corp. 6.488% 3/3/00      A3         1,290                              1,300

BanPonce Financial Corp.:

6.88% 6/16/00                     A3         510                                515

7.65% 5/3/00                      A3         1,550                              1,567

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Barclays Bank PLC yankee          A1        $ 2,500                            $ 2,505
5.875% 7/15/00

Capital One Bank:

6.26% 5/7/01                      Baa3       1,420                              1,426

6.48% 6/28/02                     Baa3       1,380                              1,389

6.65% 3/15/04                     Baa3       1,000                              1,001

KeyCorp. 7.45% 4/5/00             A1         1,100                              1,122

Korea Development Bank:

6.625% 11/21/03                   Baa3       515                                488

7.125% 9/17/01                    Baa3       360                                354

7.375% 9/17/04                    Baa3       250                                240

yankee 6.5% 11/15/02              Baa3       520                                492

NationsBank Corp. 5.75%           Aa2        1,600                              1,604
3/15/01

Popular, Inc. 6.4% 8/25/00        A3         1,410                              1,415

Providian National Bank:

6.25% 5/7/01                      Baa3       1,300                              1,299

6.7% 3/15/03                      Baa3       1,800                              1,784

                                                                                23,167

CREDIT & OTHER FINANCE - 6.5%

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       2,500                              2,522

6.875% 1/16/01                    Baa3       1,440                              1,467

Chrysler Financial Corp.          A1         2,800                              2,782
5.25% 5/4/01

Chrysler Financial LLC 6.375%     A1         1,720                              1,734
1/28/00

Edison Mission Energy Funding     Baa1       1,538                              1,559
Corp. 6.77% 9/15/03 (b)

ERP Operating LP 6.55%            A3         350                                352
11/15/01

Finova Capital Corp. 6.11%        Baa1       580                                580
2/18/03

Ford Motor Credit Co. 5.125%      A1         1,300                              1,285
10/15/01

General Motors Acceptance         A2         2,100                              2,100
Corp. 5.625% 2/15/01

GS Escrow Corp. 6.75% 8/1/01      Ba1        2,400                              2,398

Heller Financial, Inc. 6.25%      A3         1,500                              1,514
3/1/01

Money Store, Inc. 7.3% 12/1/02    A2         650                                679

Salton Sea Funding Corp.          Baa2       282                                284
7.02% 5/30/00

Sprint Capital Corp. 5.7%         Baa1       800                                792
11/15/03

                                                                                20,048

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SAVINGS & LOANS - 1.1%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3      $ 1,650                            $ 1,656

7% 6/13/02                        Baa3       970                                991

Sovereign Bancorp, Inc.           Ba1        900                                898
6.625% 3/15/01

                                                                                3,545

SECURITIES INDUSTRY - 1.5%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         1,100                              1,098

yankee 6.6% 5/15/05               A3         600                                592

Goldman Sachs Group L.P.:

6.2% 2/15/01                      A1         1,000                              1,008

6.6% 7/15/02 (b)                  A1         500                                507

Merrill Lynch & Co., Inc.         Aa3        1,500                              1,497
5.71% 1/15/02

                                                                                4,702

TOTAL FINANCE                                                                   51,462

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA       Baa1       2,250                              2,268
yankee 6.125% 6/15/01

POLLUTION CONTROL - 0.3%

WMX Technologies, Inc. 6.25%      Baa3       750                                756
10/15/00

TOTAL INDUSTRIAL MACHINERY &                                                    3,024
EQUIPMENT

MEDIA & LEISURE - 5.0%

BROADCASTING - 3.1%

Continental Cablevision, Inc.     Baa3       2,104                              2,216
8.5% 9/15/01

TCI Communications, Inc.:

6.375% 9/15/99                    A2         3,075                              3,093

8.25% 1/15/03                     A2         220                                239

9% 1/2/02                         Ba1        730                                792

Time Warner, Inc. 7.95% 2/1/00    Baa3       3,330                              3,397

                                                                                9,737

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 1.4%

Paramount Communications,         Baa3      $ 992                              $ 1,032
Inc. 7.5% 1/15/02

Viacom, Inc. 6.75% 1/15/03        Baa3       3,055                              3,116

                                                                                4,148

PUBLISHING - 0.5%

News America Holdings, Inc.       Baa3       1,440                              1,573
8.5% 2/15/05

TOTAL MEDIA & LEISURE                                                           15,458

NONDURABLES - 2.9%

BEVERAGES - 1.2%

Seagram J E & Sons, Inc. 6.4%     Baa3       3,600                              3,568
12/15/03

FOODS - 0.7%

Dole Food, Inc. 6.75% 7/15/00     Baa2       2,290                              2,307

TOBACCO - 1.0%

Philip Morris Companies, Inc.:

7.125% 12/1/99                    A2         2,300                              2,324

7.25% 9/15/01                     A2         830                                854

                                                                                3,178

TOTAL NONDURABLES                                                               9,053

RETAIL & WHOLESALE - 2.4%

DRUG STORES - 1.2%

Rite Aid Corp.:

5.5% 12/15/00 (b)                 Baa1       2,730                              2,705

6% 12/15/05 (b)                   Baa1       1,000                              956

                                                                                3,661

GENERAL MERCHANDISE STORES -
1.2%

Dayton Hudson Corp.:

9.75% 7/1/02                      A3         930                                1,038

10% 12/1/00                       A3         1,133                              1,212

Federated Department Stores,      Baa2       1,595                              1,700
Inc. 8.125% 10/15/02

                                                                                3,950

TOTAL RETAIL & WHOLESALE                                                        7,611

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

TECHNOLOGY - 3.5%

COMPUTERS & OFFICE EQUIPMENT
- 3.5%

Comdisco, Inc.:

6% 1/30/02                        Baa1      $ 3,500                            $ 3,495

6.1% 6/5/01                       Baa1       2,580                              2,586

6.65% 11/13/01                    Baa1       4,900                              4,968

                                                                                11,049

TRANSPORTATION - 3.2%

AIR TRANSPORTATION - 1.4%

Continental Airlines, Inc.
Pass Through Trust
Certificates:

6.954% 2/2/11                     Baa1       2,000                              1,985

7.08% 11/1/04                     Baa1       1,250                              1,246

Delta Air Lines, Inc.:

6.65% 3/15/04                     Baa3       640                                648

9.875% 5/15/00                    Baa3       475                                495

                                                                                4,374

RAILROADS - 1.2%

CSX Corp.:

7.05% 5/1/02                      Baa2       1,250                              1,285

9.5% 8/1/00                       Baa2       1,500                              1,572

Norfolk Southern Corp. 6.95%      Baa1       800                                823
5/1/02

                                                                                3,680

TRUCKING & FREIGHT - 0.6%

Federal Express Corp. 7.53%       A3         1,827                              1,866
9/23/06

TOTAL TRANSPORTATION                                                            9,920

UTILITIES - 3.3%

ELECTRIC UTILITY - 2.3%

Avon Energy Partners Holdings     Baa2       1,000                              1,011
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.        Baa3       1,050                              1,070
6.875% 3/1/01

Ohio Edison Co. 7.375% 9/15/02    Baa2       1,190                              1,237

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       1,440                              1,435

6.5% 5/1/03                       Baa1       700                                716

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Texas Utilities Electric Co.:

7.375% 11/1/99                    A3        $ 1,000                            $ 1,013

7.375% 8/1/01                     A3         730                                759

                                                                                7,241

GAS - 0.4%

Cms Panhandle Holding Co.         Baa3       550                                549
6.125% 3/15/04 (b)

Enserch Corp. 6.25% 1/1/03        Baa2       650                                655

                                                                                1,204

TELEPHONE SERVICES - 0.6%

MCI WorldCom, Inc.:

6.125% 8/15/01                    Baa2       1,305                              1,317

8.875% 1/15/06                    Baa2       627                                675

                                                                                1,992

TOTAL UTILITIES                                                                 10,437

TOTAL NONCONVERTIBLE BONDS                                                      135,483
(Cost $135,652)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 13.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.0%

Government Trust Certificates     Aaa        257                                269
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class T-3, 9.625%
5/15/02

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 C, 6.61% 9/15/99      Aaa        33                                 33

Series 1995 A, 6.28% 6/15/04      Aaa        1,294                              1,315

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Israel Export Trust               Aaa       $ 513                              $ 525
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        910                                936
secured 6.86% 4/30/04

TOTAL U.S. GOVERNMENT AGENCY                                                    3,078
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
12.2%

U.S. Treasury Notes:

5.375% 2/15/01                    Aaa        2,775                              2,792

5.75% 10/31/00                    Aaa        950                                960

6.875% 3/31/00                    Aaa        33,454                             34,091

TOTAL U.S. TREASURY                                                             37,843
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       40,921
GOVERNMENT AGENCY OBLIGATIONS
(Cost $41,027)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 7.7%



FANNIE MAE - 6.0%

6.5% 12/1/12 to 12/1/28           Aaa        7,667                              7,631

7% 10/1/28 to 4/1/29              Aaa        10,538                             10,683

11.5% 11/1/15                     Aaa        400                                446

TOTAL FANNIE MAE                                                                18,760

FREDDIE MAC - 0.3%

7% 8/1/99 to 7/1/01               Aaa        728                                731

12% 11/1/19                       Aaa        103                                115

TOTAL FREDDIE MAC                                                               846

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.4%

9.5% 5/15/16 to 11/15/20          Aaa        1,353                              1,454

11% 2/15/10 to 9/15/19            Aaa        1,686                              1,864

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

11.5% 5/15/13 to 7/15/15          Aaa       $ 519                              $ 582

12% 2/15/16                       Aaa        502                                568

TOTAL GOVERNMENT NATIONAL                                                       4,468
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    24,074
- MORTGAGE SECURITIES
(Cost $24,270)

ASSET-BACKED SECURITIES - 18.5%



Arcadia Automobile                Aaa        1,500                              1,488
Receivables Trust 5.67%
1/15/04

ARG Funding Corp. 5.88%           Aaa        2,550                              2,546
5/20/03 (b)

Boatmens Auto Trust 6.35%         A2         610                                610
10/15/01

Capita Equipment Receivables
Trust:

6.45% 8/15/02                     Aa3        1,700                              1,704

6.57% 3/15/01                     Aa3        810                                814

Case Equipment Loan Trust:

5.85% 2/15/03                     Aa2        690                                691

6.15% 9/15/02                     Aaa        888                                890

6.45% 9/15/02                     Aaa        1,330                              1,345

Caterpillar Financial Asset       A3         286                                285
Trust 6.55% 5/25/02

Chase Manhattan Marine Owner      Aaa        1,900                              1,919
Trust 6.25% 4/16/07

Chevy Chase Auto Receivables
Trust:

5.97% 10/20/04                    Aaa        1,354                              1,357

6.2% 3/20/04                      Aaa        624                                628

Citibank Credit Card Master       Aaa        1,300                              1,301
Trust I 5.75% 1/15/03

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                     Aaa        2,265                              2,267

6.3% 7/15/12                      Aaa        1,100                              1,101

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        892                                895

6.7% 2/15/02                      Aaa        233                                234

CS First Boston Mortgage          Aaa        1,700                              1,721
Securities Corp. 7% 3/15/27

Discover Card Master Trust I      A2         4,920                              4,915
6.0006% 7/18/05 (c)

Fidelity Funding Auto Trust       Aaa        255                                258
6.99% 11/15/02 (b)

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Ford Credit Auto Owner Trust      A2        $ 1,800                            $ 1,795
6.15% 9/15/02

Ford Credit Grantor Trust         Aaa        572                                572
5.9% 10/15/00

Green Tree Financial Corp.:

6.1% 4/15/27                      Aaa        304                                304

6.45% 5/15/27                     Aaa        153                                153

Green Tree Lease Finance LLC      A          1,900                              1,895
6.66% 10/20/04

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        2,000                              1,997

6.65% 10/15/03                    Baa3       211                                213

KeyCorp Auto Grantor Trust        A3         20                                 20
5.8% 7/15/00

Newcourt Equipment Trust          Aaa        2,050                              2,037
Securities sequential pay
Series 1998-1 Class A3,
5.24% 12/20/02

Norwest Automobile Trust 6.3%     A2         1,130                              1,133
5/15/03

Olympic Automobile
Receivables Trust:

6.125% 11/15/04                   Aaa        467                                467

6.4% 9/15/01                      Aaa        793                                793

Onyx Acceptance Grantor Trust:

5.95% 7/15/04                     Aaa        1,710                              1,717

6.2% 6/15/03                      Aaa        954                                960

Petroleum Enhanced Trust          Baa2       1,320                              1,307
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(c)

Premier Auto Trust:

5.7% 10/6/02                      Aaa        3,800                              3,808

6% 5/6/00                         Aaa        17                                 17

6.35% 7/6/00                      A3         1,690                              1,694

Reliance Auto Receivables         Aaa        504                                502
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master       Aaa        1,800                              1,815
Trust II 6.2% 2/16/06

TMS Auto Grantor Trust 5.9%       Aaa        136                                137
9/15/02

Tranex Auto Receivables Owner     Aaa        686                                690
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        1,813                              1,804
Trust 5.98% 9/17/05

Union Acceptance Corp. 7.075%     Baa2       117                                117
7/10/02

Western Financial Grantor         Aaa        530                                530
Trust 5.875% 3/1/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

WFS Financial Owner Trust:

6.9% 12/20/03                     Aaa       $ 1,630                            $ 1,647

7.05% 11/20/03                    Aaa        2,285                              2,309

TOTAL ASSET-BACKED SECURITIES                                                   57,402
(Cost $57,324)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.4%



PRIVATE SPONSOR - 0.9%

GE Capital Mortgage Services,     Aaa        569                                567
Inc. planned amortization
class Series 1994-2 Class
A-4, 6% 1/25/09

Residential Funding Mortgage      Aa1        2,218                              2,220
Securities I, Inc. planned
amortization class Series
1994-S12 Class A-2, 6.5%
4/25/09

TOTAL PRIVATE SPONSOR                                                           2,787

U.S. GOVERNMENT AGENCY - 0.5%

Fannie Mae ACES sequential        Aaa        1,724                              1,728
pay Series 1995 - M1 Class
A, 6.65% 7/25/10

TOTAL COLLATERALIZED MORTGAGE                                                   4,515
OBLIGATIONS
(Cost $4,525)

COMMERCIAL MORTGAGE
SECURITIES - 8.3%



Allied Capital Commercial         Aaa        1,078                              1,075
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       2,000                              2,000
1999-S1A, 7.1244% 2/28/14
(b)(c)

Bankers Trust Remic Trust         Aa2        2,270                              2,275
1988-1 floater Series
1998-S1A Class D, 5.7891%
11/28/02 (b)(c)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-1, 7.55% 7/1/99           AA         22                                 22

Class A-2, 6.88% 7/1/02           AA         1,300                              1,312

Commercial Resecuritization       Aaa        6                                  6
Trust 6.74% 1/1/09 (b)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -         $ 1,718                            $ 1,716
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1998 FLI Class E,          Baa2       2,800                              2,732
5.8134% 1/10/13 (b)(c)

DLJ Commercial Mortgage Corp.     A2         1,090                              1,087
floater Series 1998-STFA
Class A-3, 5.6325% 12/8/00
(b)(c)

Equitable Life Assurance
Society of the United States
(The):

floater Series 174 Class D-2,     Baa2       1,000                              979
6.7063% 5/15/03 (b)(c)

sequential pay Series 174         Aaa        1,000                              1,046
Class A1, 7.24% 5/15/06 (b)

Federal Deposit Insurance
Corp. Remic Trust:

sequential pay Series 1996-C1     Aaa        979                                986
Class 1A, 6.75% 7/25/26

sequential pay Series 1994-C1     Aaa        296                                296
Class II-A2, 7.85% 9/25/25

FMAC Loan Receivables Trust       Aaa        746                                737
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust 1998-1       Aaa        1,561                              1,546
sequential pay Series 1998-I
Class A1 Notes, 6.24%
7/15/20 (b)

GS Mortgage Securities Corp.
II Series 1999-GSFL II:

Class E, 7.1634% 11/13/13         Baa2       1,000                              996
(b)(c)

Class F, 7.6634% 11/13/13         Baa3       1,000                              985
(b)(c)

Kidder Peabody Acceptance         Aaa        115                                115
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

Nomura Asset Securities Corp.     -          892                                892
floater Series 1994 MD-II
Class A-6, 6.2038% 7/7/03 (c)

Nomura Depositor Trust            Baa2       2,210                              2,033
floater Series 1998-ST1A
Class A-4, 5.8388% 2/15/34
(b)(c)

Resolution Trust Corp.            Aaa        958                                956
sequential pay Series 1995
C-1 Class A2C, 6.9% 2/25/27

Structured Asset Securities       A3         2,093                              2,085
Corp. floater Series
1998-C2A Class C, 5.3688%
1/25/13 (b)(c)

TOTAL COMMERCIAL MORTGAGE                                                       25,877
SECURITIES
(Cost $26,201)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 1.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Korean Republic 8.75% 4/15/03     Baa3      $ 1,510                            $ 1,580
(d)

Ontario Province:

5.75% 11/7/00 (d)                 Aa3        1,010                              1,013

euro global 6.125% 6/28/00 (d)    Aa3        1,000                              1,008

TOTAL FOREIGN GOVERNMENT AND                                                    3,601
GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,595)

SUPRANATIONAL OBLIGATIONS -
1.8%



African Development Bank:

7.75% 12/15/01                    Aa1        1,670                              1,754

9.3% 7/1/00                       Aa1        3,540                              3,703

TOTAL SUPRANATIONAL OBLIGATIONS                                                 5,457
(Cost $5,563)


CASH EQUIVALENTS - 4.3%

                                             MATURITY AMOUNT (000S)

Investments in repurchase                   $ 13,455                            13,453
agreements (U.S. Government
obligations), in a joint
trading account at 5.04%,
dated 3/31/99 due 4/1/99
(Cost $13,453)

TOTAL INVESTMENT IN                                                           $ 310,783
SECURITIES - 100%
(Cost $311,610)

SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange
 Security

LEGEND

(a) Standard & Poor's (registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,971,000 or 12.2% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        60.7%  AAA, AA, A    57.6%

Baa               31.8%  BBB           31.4%

Ba                1.3%   BB            0.8%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.9%.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $311,621,000. Net unrealized depreciation aggregated $838,000, of which $765,000 related to appreciated investment securities and $1,603,000 related to depreciated investment securities.

At September 30, 1998, the fund had a capital loss carryforward of approximately $81,724,000 of which $39,973,000, $35,409,000,
$4,138,000 and $2,204,000 will expire on September 30, 2003, 2004,
2005 and 2006, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                 MARCH 31,
                                  1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 310,783
value (including repurchase
agreements of $13,453) (cost
$311,610) -  See
accompanying schedule

Cash                                      8

Receivable for investments                7,672
sold

Receivable for fund shares                94
sold

Interest receivable                       2,609

 TOTAL ASSETS                             321,166

LIABILITIES

Payable for investments         $ 7,321
purchased

Payable for fund shares          1,796
redeemed

Distributions payable            283

Accrued management fee           170

Other payables and accrued       4
expenses

 TOTAL LIABILITIES                        9,574

NET ASSETS                               $ 311,592

Net Assets consist of:

Paid in capital                          $ 395,370

Distributions in excess of                (1,085)
net investment income

Accumulated undistributed net             (81,866)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (827)
(depreciation) on investments

NET ASSETS, for 34,531 shares            $ 311,592
outstanding

NET ASSET VALUE, offering                 $9.02
price and redemption price
per share ($311,592 (divided
by) 34,531 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS               SIX
                                   MONTHS ENDED
                                   MARCH 31, 1999
                                   (UNAUDITED)

INVESTMENT INCOME                      $ 10,450
Interest

EXPENSES

Management fee                $ 1,057

Non-interested trustees'       1
compensation

 Total expenses before         1,058
reductions

 Expense reductions            (230)    828

NET INVESTMENT INCOME                   9,622

REALIZED AND UNREALIZED GAIN            (79)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                (4,067)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                         (4,146)

NET INCREASE (DECREASE) IN             $ 5,476
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MARCH 31,  YEAR ENDED SEPTEMBER 30, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 9,622                     $ 20,248
income

 Net realized gain (loss)         (79)                        (167)

 Change in net unrealized         (4,067)                     2,855
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       5,476                       22,936
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,395)                     (19,966)
from net investment income

Share transactions Net            78,508                      203,528
proceeds from sales of shares

 Reinvestment of distributions    7,581                       16,900

 Cost of shares redeemed          (128,461)                   (152,987)

 NET INCREASE (DECREASE) IN       (42,372)                    67,441
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (46,291)                    70,411
IN NET ASSETS

NET ASSETS

 Beginning of period              357,883                     287,472

 End of period (including        $ 311,592                   $ 357,883
distributions in excess of
net investment income of
$1,085 and $1,312,
respectively)

OTHER INFORMATION
Shares

 Sold                             8,675                       22,486

 Issued in reinvestment of        838                         1,867
distributions

 Redeemed                         (14,202)                    (16,902)

 Net increase (decrease)          (4,689)                     7,451



FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED MARCH 31, 1999  YEARS ENDED SEPTEMBER 30,

                                (UNAUDITED)                      1998                   1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 9.120                          $ 9.050                $ 9.020  $ 9.130  $ 9.330  $ 9.990
period

Income from Investment           .267 D                           .579 D                 .588 D   .598     .584     .574
Operations Net investment
income

Net realized and  unrealized     (.107)                           .063                   .025     (.112)   (.199)   (.604)
gain (loss)

Total from investment            .160                             .642                   .613     .486     .385     (.030)
operations

Less Distributions

From net investment income       (.260)                           (.572)                 (.583)   (.596)   (.443)   (.477)

In excess of net  investment     -                                -                      -        -        -        (.033)
income

In excess of net  realized       -                                -                      -        -        -        (.010)
gain

Return of capital                -                                -                      -        -        (.142)   (.110)

Total distributions              (.260)                           (.572)                 (.583)   (.596)   (.585)   (.630)

Net asset value,  end of        $ 9.020                          $ 9.120                $ 9.050  $ 9.020  $ 9.130  $ 9.330
period

TOTAL RETURN B, C                1.78%                            7.33%                  7.00%    5.47%    4.35%    (.32)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 312                            $ 358                  $ 287    $ 344    $ 522    $ 798
millions)

Ratio of expenses to average     .51% A, E                        .38% E                 .50% E   .65%     .65%     .54% E
net assets

Ratio of expenses to average     .51% A                           .38%                   .50%     .64% F   .65%     .54%
net assets after expense
reductions

Ratio of net investment          5.91% A                          6.40%                  6.50%    6.52%    6.45%    6.42%
income to average  net assets

Portfolio turnover rate          171% A                           117%                   105%     134%     159%     97%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Short-Term Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $268,455,000 and $310,959,000, respectively, of which U.S. government and government agency obligations aggregated $181,923,000 and $201,831,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of 0.65% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.38% of average net assets through December 31, 1998. For the period, the reimbursement reduced expenses by $228,000.

In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,000 under these arrangements.

6. PROPOSED REORGANIZATION.

The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Short-Term Bond Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Short-Term Bond Fund in exchange solely for the number of shares of Fidelity Short-Term Bond Fund having the same aggregate net asset value as the outstanding shares of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Short-Term Bond Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on June 16, 1999 to vote on the Agreement. A detailed description of the proposed transaction and voting information was sent to shareholders of the fund in April, 1999. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about June 24, 1999.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments
 Money Management, Inc.,
Merrimack, New Hampshire

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Andrew J. Dudley, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

SST-SANN-0599  76067
1.702308.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Term Bond
Strategic Income
Target TimelineSM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com